Cash, Cash Equivalents and Restricted Cash - Schedule of Cash and Cash Equivalent (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalent [Abstract]
Cash and cash equivalents	$ 1,123	$ 274
Restricted cash (Note i)	7,318	9,781
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$ 8,441	$ 10,055	$ 7,670	$ 31,455